May 12, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

MSS Series Trust, File Nos. 333-135714 and 811-21927

Dear SEC Staff:

On behalf of MSS Series Trust, a registered investment company (the “Registrant”), we hereby submit, via electronic filing, Post-Effective Amendment No. 51 (the “Amendment”) to the Trust’s Registration Statement, on behalf of Towpath Focus Fund (the “Fund”), under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose for this filing is to add disclosure related to the prior performance of the Fund’s portfolio manager. The Registrant requests selective review of the Amendment because the Fund’s Prospectus and Statement of Additional Information in the Amendment is substantially similar to its Prospectus and Statement of Additional Information dated December 19, 2019, and filed as Post-Effective Amendment No. 43, which was previously reviewed by the Commission’s staff, except that the Amendment includes: prior performance disclosure for the Fund’s portfolio manager.

Based upon the preceding and pursuant to Securities Act release No. 6510 and Investment Company Release No. 13768 (February 15, 1984), the Registrant has authorized us to request, on its behalf, selective review of the above referenced Registration Statement.

If you have any questions, please contact Joshua Hinderliter at (614) 469-3345.

Very truly yours,

/s/ Joshua Hinderliter

Joshua Hinderliter